BANK LOAN	6 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
BANK LOAN

Note 11 – BANK LOAN

Bank loan consists of the following:

Provider	Loan period	Interest rate	March 31, 2026	September 30, 2025
			(Unaudited)
Short-term bank loan
Industrial & Commercial Bank of China (“ICBC”)*	July 31, 2025 to July 26, 2026	2.75%	$-	$318,865
China Merchants Bank (“CMB”)**	May 13, 2025 to May 13, 2026	2.8%	72,485	-
China Merchants Bank (“CMB”)**	April 22, 2025 to April 22, 2026	2.8%	101,479	-
Industrial and Commercial Bank of China (“ICBC”) *	June 17, 2025 to June 16, 2026	1.3%	144,970	-
Industrial & Commercial Bank of China (“ICBC”) *	March 27, 2026 to March 26, 2027	2.55%	289,938	-
Total short-term bank loan			$608,872	$318,865

Long-term bank loan
Webank*	June 17, 2025 to June 8, 2027	8%	$51,740	$-
Total long-term bank loan			$51,740	$-

The weighted average remaining term for the short-term and long-term bank loans for the six months ended March 31, 2026 and 2025 was 0.62 and 0.08 years, respectively. The weighted average interest rate for the short-term and long-term bank loans for the six months ended March 31, 2026 and 2025 was 2.77% and 3.10%, respectively.

* These bank loans were unsecured.

** These bank loans were guaranteed by Beijing Haidian Technology Enterprise Financing Guarantee Co., Ltd.